PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

Schedule of restatement of previously issued unaudited consolidated financial statements

The following tables present the effect of the error correction and reclassification adjustments discussed above on all affected line items of our previously issued condensed consolidated balance sheets as of June 30, 2020, condensed consolidated statements of operations and comprehensive (loss) gain for the six months ended June 30, 2020, condensed consolidated statements of changes in equity for the six months ended June 30, 2020 and the condensed consolidated statements of cash flows for the six months ended June 30, 2020.

CONSOLIDATED STATEMENTS OF OPERATIONS

	Six month ended June 30, 2020
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Cost of revenues	(1,242,790)	774,502	(468,288)

Gross profit (loss)	(777,064)	774,502	(2,562)

Product development	(118,237)	(774,502)	(892,739)
Gain on disposal of subsidiaries	384,483,491	7,365,097	391,848,588

Total operating (expenses) income	326,708,064	6,590,595	333,298,659

(Loss) gain from operations	325,958,358	7,365,097	333,323,455

Interest expense, net	(7,495,801)	3,675,076	(3,820,725)
Other income (expenses), net	(12,002,498)	139,006	(11,863,492)
(Loss) gain before income tax expense and share of loss in equity method investments	299,155,646	11,179,179	310,334,825
Income tax	—	(7,165,097)	(7,165,097)
Gain on extinguishment of convertible notes	148,647,177	(91,891,275)	56,755,902
Net (loss) gain	447,802,823	(87,877,193)	359,925,630

Net (loss) gain attributable to The9 Limited	450,573,532	(87,877,193)	362,696,339

Net (loss) gain attributable to holders of ordinary shares	449,835,286	(87,877,193)	361,958,093

Total comprehensive (loss) gain	446,543,063	(87,877,193)	358,665,870

Comprehensive (gain) loss attributable to:
The9 Limited	449,576,859	(87,877,193)	361,699,666

Net loss attributable to holders of ordinary shares per share:
- Basic and diluted	3.88	(0.76)	3.12

CONSOLIDATED BALANCE SHEETS

	As of June 30, 2020
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Prepayments and other current assets, net of allowance for doubtful accounts	20,606,632	200,000	20,806,632
Total current assets	80,380,745	200,000	80,580,745

TOTAL ASSETS	94,696,688	200,000	94,896,688

Short-term borrowings	84,272,527	35,397,500	119,670,027
Total current liabilities	488,310,055	35,397,500	523,707,555

TOTAL LIABILITIES	492,523,620	35,397,500	527,921,120

Class A ordinary shares (US$0.01 par value; 4,300,000,000 shares authorized, 103,737,691 and 151,722,691 shares issued and outstanding as of December 31, 2019 and June 30, 2020 , respectively)	10,852,149	(132,466)	10,719,683
Class B ordinary shares (US$0.01 par value; 600,000,000 shares authorized, 9,192,011 and 11,067,011 shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively)	648,709	132,466	781,175
Additional paid-in capital	2,573,788,331	52,679,693	2,626,468,024
Statutory reserves	28,071,982	(20,745,422)	7,326,560
Accumulated deficit	(2,960,282,699)	(67,131,771)	(3,027,414,470)
The9 Limited shareholders’ deficit	(351,696,153)	(35,197,500)	(386,893,653)
Total shareholders’ deficit	(746,873,480)	(35,197,500)	(782,070,980)

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS’ EQUITY	94,696,688	200,000	94,896,688

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Six month ended June 30, 2020
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net (loss) gain	447,802,823	(87,877,193)	359,925,630

Adjustments for:
Gain on disposal of subsidiaries	(384,483,491)	(7,365,097)	(391,848,588)
Gain on extinguishment of convertible notes	(148,647,177)	91,891,275	(56,755,902)
Foreign currency exchange (gain) loss	11,598,132	784,620	12,382,752
Fair value change on warrant liability	(123,056)	246,112	123,056
Amortization of discount and interest on convertible notes	6,598,391	(3,675,075)	2,923,316
Change in prepayments and other current assets	(5,781,257)	200,000	(5,581,257)
Change in accrued expenses and other current liabilities	6,494,048	(36,053,797)	(29,559,749)

Net cash used in operating activities	(20,349,997)	(41,849,155)	(62,199,152)

Repayments of entrusted loan	(43,009,402)	43,009,402	—

Net cash provided by (used in) financing activities	(374,538,461)	43,009,402	(331,529,059)

Effect of foreign exchange rate changes on cash and cash equivalents	(1,264,825)	(1,160,247)	(2,425,072)

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